Investments	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Investments
7.	Investments

($000s)	January 1, 2023	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions		December 31, 2023

Current assets:
Investments in marketable securities	3,696	54	-	-	-		3,750

Non-current assets:
Investment in associate	1,389	-	(208)	-	66	(a)	1,247

($000s)	January 1, 2022	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		December 31, 2022
Current assets:
Investments in marketable securities	3,367	329	-	-		-		3,696

Non-current assets:
Investment in associate	2,429	-	(206)	(873	)(b)	39	(a)	1,389

(a)	In 2023, the Company received 151,855 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2022 and December 27, 2023 when the note was repaid. In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2021 and June 30, 2022.

(b)	During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million in the consolidated statements of operations and comprehensive income (loss).

The Company holds a 4.7% (December 31, 2022 – 5.6%) interest in Paramount which is classified as investment in associate and accounted for using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During 2023, the Company recorded its proportionate share of Paramount’s net loss of $0.2 million (2022 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at December 31 2023, the carrying value of the Company’s investment in Paramount was $1.2 million (December 31, 2022 - $1.4 million).